14 Capital management	12 Months Ended
Dec. 31, 2020
Capital Management
Capital management
14	Capital management

For the purposes of the Company’s capital management, capital considers total equity. The primary objective of the Company’s capital management is to maximize the shareholder value.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and to maintain and adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Company monitors capital using net debt and total equity. The Company includes within net debt, loans and financing less cash and cash equivalents and restricted cash.

	2020	2019

Loans and financing	617,485	60,357
Lease liabilities	447,703	284,515
Accounts payable to selling shareholders	518,240	300,237
Notes payable	76,181	-
Less: cash and cash equivalents	(1,045,042)	(943,209)
Less: restricted cash	(2,053)	(16,841)
Net debt	612,514	(314,941)
Total equity	2,833,780	2,113,726
Total equity and net debt	3,446,294	1,798,785

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020 and 2019.